Fair Value (Carrying And Estimated Fair Values Of Financial Instruments) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans (excluding leases)	$ 12,700,000,000
Investment Securities	2,630,700,000		1,065,500,000
Other assets subject to fair value disclosure and unsecured counterparty receivables	12,900,000		1,900,000
Deposits	(12,526,500,000)		(9,684,500,000)
Other liabilities	(2,577,400,000)	[1]	(2,669,900,000)	[1]
Fair value of loans, percentage	100.50%
Unpaid principal balance	370,100,000	[2]	764,600,000
Impaired loans carrying amount	259,900,000
Carrying amount of impaired loans percentage of unpaid principal balance	70.00%
Carrying value of impaired loans	291,300,000	[2]	500,100,000
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Trading assets - derivatives	37,400,000		8,400,000
Derivative counterparty assets at fair value	12,900,000		1,900,000
Assets held for sale (excluding leases)	415,200,000		56,800,000
Loans (excluding leases)	12,619,400,000		12,237,400,000
Investment Securities	2,630,700,000		1,065,500,000
Other assets subject to fair value disclosure and unsecured counterparty receivables	586,500,000	[3]	691,600,000	[3]
Deposits	(12,565,000,000)	[4]	(9,721,800,000)	[4]
Trading liabilities - derivatives	(86,900,000)		(81,900,000)
Derivative counterparty liabilities at fair value	(24,100,000)		(38,500,000)
Long-term borrowings	(18,693,100,000)	[4]	(18,528,800,000)	[4]
Other liabilities	(1,919,100,000)	[5]	(1,936,900,000)	[5]
Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Trading assets - derivatives	37,400,000		8,400,000
Derivative counterparty assets at fair value	12,900,000		1,900,000
Assets held for sale (excluding leases)	416,400,000		60,400,000
Loans (excluding leases)	12,681,600,000		12,183,300,000
Investment Securities	2,629,200,000		1,068,300,000
Other assets subject to fair value disclosure and unsecured counterparty receivables	586,500,000	[3]	691,600,000	[3]
Deposits	(12,751,900,000)	[4]	(9,931,800,000)	[4]
Trading liabilities - derivatives	(86,900,000)		(81,900,000)
Derivative counterparty liabilities at fair value	(24,100,000)		(38,500,000)
Long-term borrowings	(19,340,800,000)	[4]	(19,556,200,000)	[4]
Other liabilities	(1,919,100,000)	[5]	(1,936,900,000)	[5]
CIT Group Inc. [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment Securities	2,096,600,000		750,300,000
Other liabilities	(678,300,000)		(620,200,000)
Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Unsecured borrowings	12,600,000,000
Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Secured long-term borrowings	2,400,000,000
Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Secured long-term borrowings	3,600,000,000
With No Related Allowance Recorded [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Unpaid principal balance	204,100,000
Carrying value of impaired loans			$ 168,100,000

[1]	Other liabilities consist of other taxes, property tax reserves and other miscellaneous liabilities.
[2]	Interest income recorded for the year ended December 31, 2013 while the loans were impaired was $17.7 million of which $3.5 million was interest recognized using cash-basis method of accounting. Interest income recorded for the year ended December 31, 2012 while the loans were impaired was $21.3 million of which $4.3 million was interest recognized using the cash-basis method of accounting.
[3]	Other assets subject to fair value disclosure primarily include accrued interest receivable and miscellaneous receivables. These assets have carrying values that approximate fair value generally due to the short-term nature and are classified as Level 3. The unsecured counterparty receivables primarily consist of amounts owed to CIT from GSI for debt discount, return of collateral posted to GSI and settlements resulting from market value changes to asset-backed securities underlying the GSI Facilities.
[4]	Deposits and long-term borrowings include accrued interest, which is included in "Other liabilities" in the Balance Sheet.
[5]	Other liabilities subject to fair value disclosure include accounts payable, accrued liabilities, customer security and maintenance deposits and miscellaneous liabilities. The fair value of these approximates carrying value and use Level 3 inputs.